787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

September 30, 2009

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	TD Asset Management USA Funds Inc.
Securities Act File No. 33-96132
Investment Company Act File No. 811-9086

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Asset Management USA Funds Inc. (the “Company”) hereby certifies that the definitive forms of prospectus and statement of additional information for each of the TDAM Institutional Money Market Fund – Commercial Class, the TDAM Institutional  Municipal Money Market Fund – Institutional Class and Institutional Service Class and the TDAM Institutional Municipal Money Market Fund – Commercial Class, each dated September 23, 2009, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 36 to the Registration Statement of the Company (the “Amendment”) electronically filed with the Securities and Exchange Commission on September 23, 2009.  The Amendment became effective on September 23, 2009.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8138.

Sincerely,

/s/Elliot J. Gluck
Elliot J. Gluck

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